Capital Lease Obligations (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
2014		$ 62,499
2015		39,741
2016		12,457
2017
2018
Total minimum lease payments		114,697
Less amounts representing interest		(12,347)
Present value of net minimum lease payments		102,350
Less current portion	(46,199)	(53,726)	(88,829)
Long-term capital lease obligation	$ 24,943	$ 48,624